Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
EMPLOYEE BENEFIT PLANS [Abstract]
Summary of stock based awards

	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Options
Outstanding as of December 31, 2013	5,139,030	5.50	4.81	9,209
Vested at December 31, 2013	911,493	—	—	—
Exercisable at December 31, 2013	753,562	—	—	—
Exercised	(143,189)	—	—	(273
Forfeited or expired	(314,250)	—	—	(1,610
Granted	1,123,003	3.64	—	1,084
Outstanding as of December 31, 2014	5,804,594	4.57	4.64	8,410
Vested at December 31, 2014	1,643,665	—	—	—
Exercisable at December 31, 2014	1,500,476	—	—	—
Forfeited or expired	(159,828)	—	—	(193)
Granted	1,000,000	1.2	—	552
Outstanding as of December 31, 2015	6,644,766	4,09	4.23	8,769
Vested at December 31, 2015	730,592	—	—	—
Exercisable at December 31, 2015	730,592	—	—	—
Forfeited or expired	(348,520)	—	—	—
Granted	2,500,000	1.2	—	—
Outstanding as of December 31, 2016	8,796,246	3.20	4.41	9,804
Restricted stock and restricted stock units
Non Vested as of December 31, 2013	1,883,983	—	1.40	11,220
Granted	1,175,353	—	—	4,278
Vested	(1,058,903)	—	—	(4,580
Forfeited or expired	(3,089)	—	—	(19
Non Vested as of December 31, 2014	1,997,344	—	2.00	10,899
Granted	2,540,000	—	—	3,048
Vested	(812,847)	—	—	(5,746
Forfeited or expired	(3,538)	—	—	(15
Non Vested as of December 31, 2015	3,720,959	—	2.45	8,186
Granted	2,540,000	—	—	3,048
Vested	(1,755,017)	—	—	(5,122
Forfeited or expired	(3,408)	—	—	(12
Non Vested as of December 31, 2016	4,502,534	$—	2.55	$6,100